Right-of-use assets	12 Months Ended
Dec. 31, 2023
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

Year ended December 31, 2022	Properties	Equipment	Total
Opening net book amount	456,885	13,104	469,989
Depreciation charge	(277,069)	(14,504)	(291,573)
Effect of lease modifications	173,281	5,916	179,197
Closing net book amount	353,097	4,516	357,613

As of December 31, 2022	Properties	Equipment	Total
Cost	1,471,850	13,542	1,485,392
Accumulated depreciation	(1,118,753)	(9,026)	(1,127,779)
Net book value	353,097	4,516	357,613

Year ended December 31, 2023	Properties	Equipment	Total
Opening net book amount	353,097	4,516	357,613
Depreciation charge	(277,885)	(2,708)	(280,593)
Effect of lease modifications	253,312	—	253,312
Closing net book amount	328,524	1,808	330,332

As of December 31, 2023	Properties	Equipment	Total
Cost	1,725,162	13,542	1,738,704
Accumulated depreciation	(1,396,638)	(11,734)	(1,408,372)
Net book value	328,524	1,808	330,332

For the year ended December 31, 2023, the Group recorded a depreciation charge of CHF 0.2 million (respectively CHF 0.2 million for 2022 and 2021) as part of research and development expenses and CHF 0.1 million (respectively CHF 0.1 million for 2022 and 2021) as part of general and administration expenses. The total cash outflows for the principal element of lease payment amounted to CHF 0.3 million for the years ended December 31, 2023 and 2022. The maturity analysis of lease liabilities is presented under note 3.2.